Operating segments - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer
Disclosure of major customers [line items]
Number of customers | customer	2	1
Revenue	$ 69,731	$ 102,368
Individual customer one
Disclosure of major customers [line items]
Revenue	20,176	$ 10,882
Individual customer two
Disclosure of major customers [line items]
Revenue	$ 10,451